SCHEDULE OF NAMES AND RELATIONSHIP OF RELATED PARTIES (Details)	12 Months Ended
Sep. 30, 2024
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Sole director and sole shareholder is one of the shareholders Mr. Wai Yiu Yau.
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Sole shareholder is the spouse of one of the shareholders Mr. Wai Yiu Yau.
Mr. Chun Lin Yau [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Father of one of the shareholders, Mr. Wai Yiu Yau
Ms. Lai Ching Ng [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Mother of one of the shareholders, Mr. Wai Yiu Yau